Schedule of Investments ─ IQ MacKay Multi-Sector Income ETF

July 31, 2023 (unaudited)

	Principal Amount	Value
Long - Term Bonds 97.7%

Collateralized Mortgage Obligations — 10.2%

Mortgage Securities — 10.2%
Connecticut Avenue Securities Trust 2021-R01
Series 2021-R01 1B1, 8.169%, (SOFR30A + 3.10%), due 10/25/41(a)	$60,000	$60,348
Connecticut Avenue Securities Trust 2022-R01
Series 2022-R01 1B1, 8.219%, (SOFR30A + 3.15%), due 12/25/41(a)	55,000	55,290
Fannie Mae Connecticut Avenue Securities
Series 2017-C07 1B1, 9.184%, (SOFR30A + 4.11%), due 5/25/30(a)	130,000	139,071
Series 2018-C01 1B1, 8.734%, (SOFR30A + 3.66%), due 7/25/30(a)	100,000	105,232
Series 2018-C03 1B1, 8.934%, (SOFR30A + 3.86%), due 10/25/30(a)	185,000	197,276
Series 2018-C04 2B1, 9.684%, (SOFR30A + 4.61%), due 12/25/30(a)	75,000	81,390
Series 2021-R02 2B1, 8.369%, (SOFR30A + 3.30%), due 11/25/41(a)	15,000	15,028
Fannie Mae Interest Strip
Series 2022-427 C77, 2.500%, due 9/25/51(b)	203,111	29,514
Fannie Mae REMICS
Series 2016-19 SD, 0.917%, (SOFR30A + 5.99%), due 4/25/46(a)(b)	229,332	15,705
Series 2016-57 SN, 0.867%, (SOFR30A + 5.94%), due 6/25/46(a)(b)	76,809	7,683
Series 2019-32 SB, 0.867%, (SOFR30A + 5.94%), due 6/25/49(a)(b)	65,391	6,121
Series 2020-49 PB, 1.750%, due 7/25/50	41,438	32,323
Series 2021-34 MI, 2.500%, due 3/25/51(b)	85,027	9,945
Freddie Mac REMICS
Series 2020-5013 DI, 3.000%, due 9/25/50(b)	174,419	31,385
Series 2020-5036 IO, 3.500%, due 11/25/50(b)	68,499	13,175
Series 2020-5040 IO, 3.500%, due 11/25/50(b)	66,514	10,548
Freddie Mac STACR REMIC Trust 2020-DNA6
Series 2020-DNA6 M2, 7.069%, (SOFR30A + 2.00%), due 12/25/50(a)	76,657	77,208
Freddie Mac STACR REMIC Trust 2020-HQA1
Series 2020-HQA1 B2, 10.284%, (SOFR30A + 5.21%), due 1/25/50(a)	45,000	45,000
Freddie Mac STACR REMIC Trust 2021-DNA5
Series 2021-DNA5 B1, 8.119%, (SOFR30A + 3.05%), due 1/25/34(a)	75,000	75,235
Freddie Mac STACR REMIC Trust 2021-DNA7
Series 2021-DNA7 B1, 8.719%, (SOFR30A + 3.65%), due 11/25/41(a)	50,000	50,651
Freddie Mac STACR REMIC Trust 2021-HQA2
Series 2021-HQA2 B1, 8.219%, (SOFR30A + 3.15%), due 12/25/33(a)	90,000	89,240
Freddie Mac STACR REMIC Trust 2021-HQA3
Series 2021-HQA3 B1, 8.419%, (SOFR30A + 3.35%), due 9/25/41(a)	75,000	74,720
	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Mortgage Securities (continued)
Series 2021-HQA3 M2, 7.169%, (SOFR30A + 2.10%), due 9/25/41(a)	$90,000	$88,200
Freddie Mac STACR REMIC Trust 2022-DNA1
Series 2022-DNA1 M2, 7.569%, (SOFR30A + 2.50%), due 1/25/42(a)	100,000	98,763
Freddie Mac STACR REMIC Trust 2022-DNA2
Series 2022-DNA2 M1B, 7.469%, (SOFR30A + 2.40%), due 2/25/42(a)	75,000	75,187
Freddie Mac STACR REMIC Trust 2022-DNA3
Series 2022-DNA3 M1B, 7.969%, (SOFR30A + 2.90%), due 4/25/42(a)	128,000	130,223
Freddie Mac STACR Trust 2019-DNA1
Series 2019-DNA1 B1, 9.834%, (SOFR30A + 4.76%), due 1/25/49(a)	70,000	75,592
Freddie Mac STACR Trust 2019-DNA2
Series 2019-DNA2 B1, 9.534%, (SOFR30A + 4.46%), due 3/25/49(a)	95,000	100,937
Freddie Mac STACR Trust 2019-DNA3
Series 2019-DNA3 B1, 8.434%, (SOFR30A + 3.36%), due 7/25/49(a)	20,000	20,574
Freddie Mac Strips
Series 2013-311, 0.000%, due 8/15/43(c)(d)	16,838	12,541
Series 2013-311 S1, 0.768%, (SOFR30A + 5.84%), due 8/15/43(a)(b)	90,926	8,889
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2018-HQA1 M2, 7.484%, (SOFR30A + 2.41%), due 9/25/30(a)	20,904	21,122
Government National Mortgage Association
Series 2020-122 IW, 2.500%, due 7/20/50(b)	95,878	12,373
Series 2020-34 SC, 0.681%, (TSFR1M + 5.94%), due 3/20/50(a)(b)	63,449	6,721
Series 2020-97 HB, 1.000%, due 7/20/50	19,488	14,678
Series 2021-122 HS, 0.931%, (TSFR1M + 6.19%), due 7/20/51(a)(b)	99,662	12,563
Series 2021-125 AF, 3.500%, (SOFR30A + 0.25%), due 7/20/51(a)	79,495	70,535
Series 2021-135 GS, 0.931%, (TSFR1M + 6.19%), due 8/20/51(a)(b)	242,006	28,624
Series 2021-136 SB, 0.000%, (SOFR30A + 3.20%), due 8/20/51(a)(b)	605,460	8,746
Series 2021-214 SA, (SOFR30A + 1.70%), due 12/20/51(a)(b)	1,508,073	10,061
Series 2021-216 SA, 0.000%, (SOFR30A + 3.80%), due 12/20/51(a)(b)	608,115	15,451
Series 2021-41 FS, 2.000%, (SOFR30A + 0.20%), due 10/20/50(a)(b)	163,677	15,611
Series 2021-57 AI, 2.000%, due 2/20/51(b)	106,068	10,577
Series 2021-96 JS, 0.981%, (TSFR1M + 6.24%), due 6/20/51(a)(b)	107,337	10,646
Series 2022-207 NA, 3.000%, due 1/20/52	68,488	59,386
Series 2022-83 IO, 2.500%, due 11/20/51(b)	176,417	23,038
Series 2023-1 HD, 3.500%, due 1/20/52	109,424	97,830
Series GNR 2023-101 KO, 0.000%, due 1/20/51(c)(d)	120,000	89,589
Series GNR 2023-66 OQ, 0.000%, due 7/20/52(c)(d)	98,185	73,999

Schedule of Investments ─ IQ MacKay Multi-Sector Income ETF (continued)

July 31, 2023 (unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Mortgage Securities (continued)
OBX 2019-INV2 Trust
Series 2019-INV2 A5, 4.000%, due 5/27/49(a),(e)	$27,104	$25,000
		2,439,544
Total Collateralized Mortgage Obligations
(Cost $2,399,969)		2,439,544
Commercial Asset-Backed Securities — 8.1%

Asset Backed Securities — 7.8%
AMSR 2020-SFR2 Trust
Series 2020-SFR2 A, 1.632%, due 7/17/37	100,000	92,284
Avis Budget Rental Car Funding AESOP LLC
Series 2020-2A A, 2.020%, due 2/20/27	100,000	90,836
CF Hippolyta Issuer LLC
Series 2020-1 A1, 1.690%, due 7/15/60	89,945	81,010
Series 2021-1A A1, 1.530%, due 3/15/61	94,245	82,066
Drive Auto Receivables Trust 2021-2
Series 2021-2 D, 1.390%, due 3/15/29	76,000	70,687
Enterprise Fleet Financing 2022-2 LLC
Series 2022-2 A3, 4.790%, due 5/21/29	100,000	97,868
Exeter Automobile Receivables Trust 2021-3
Series 2021-3A D, 1.550%, due 6/15/27	55,000	50,540
FirstKey Homes 2020-SFR2 Trust
Series 2020-SFR2 A, 1.266%, due 10/19/37	118,132	106,709
Flagship Credit Auto Trust 2020-3
Series 2020-3 D, 2.500%, due 9/15/26	115,000	107,096
Hertz Vehicle Financing III LP
Series 2021-2A A, 1.680%, due 12/27/27	100,000	87,510
Series 2021-2A C, 2.520%, due 12/27/27	140,000	121,278
Hertz Vehicle Financing LLC
Series 2021-1A A, 1.210%, due 12/26/25	100,000	94,080
Hilton Grand Vacations Trust 2019-A
Series 2019-AA B, 2.540%, due 7/25/33	35,433	32,941
Home Partners of America 2021-2 Trust
Series 2021-2 A, 1.901%, due 12/17/26	114,037	100,725
Hyundai Auto Receivables Trust 2021-A
Series 2021-A C, 1.330%, due 11/15/27	35,000	32,015
MVW 2021-1W LLC
Series 2021-1WA B, 1.440%, due 1/22/41	50,793	45,777
Navient Private Education Refi Loan Trust 2021-A
Series 2021-A A, 0.840%, due 5/15/69	69,557	60,290
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1 A1, 1.910%, due 10/20/61	100,000	85,738
PFS Financing Corp.
Series 2022-A A, 2.470%, due 2/15/27	100,000	94,773
Series 2022-D A, 4.270%, due 8/15/27	100,000	96,890
Series 2022-D B, 4.900%, due 8/15/27	100,000	96,931
Santander Drive Auto Receivables Trust 2021-4
Series 2021-4 D, 1.670%, due 10/15/27	100,000	93,175
Taco Bell Funding LLC
Series 2021-1A A23, 2.542%, due 8/25/51	59,100	45,817
		1,867,036
Mortgage Securities — 0.3%
Home Partners of America 2021-3 Trust
Series 2021-3 A, 2.200%, due 1/17/41 (Cost $76,567)	89,691	76,427
Total Commercial Asset-Backed Securities
(Cost $1,988,995)		1,943,463
	Principal Amount	Value
Commercial Mortgage-Backed Securities — 6.4%

Mortgage Securities — 6.4%
BAMLL Commercial Mortgage Securities Trust 2022-DKLX
Series 2022-DKLX C, 7.372%, (TSFR1M + 2.15%), due 1/15/39(a)	$100,000	$96,097
BX Commercial Mortgage Trust 2020-VIV2
Series 2020-VIV2 C, 3.542%, due 3/9/44(a),(e)	100,000	81,785
BX Commercial Mortgage Trust 2021-21M
Series 2021-21M C, 6.514%, (TSFR1M + 1.29%), due 10/15/36(a)	74,501	71,491
BX Trust 2019-OC11
Series 2019-OC11 E, 3.944%, due 12/9/41(a),(e)	100,000	80,189
BX Trust 2021-ARIA
Series 2021-ARIA E, 7.581%, (TSFR1M + 2.36%), due 10/15/36(a)	100,000	92,985
BX Trust 2021-LGCY
Series 2021-LGCY A, 5.843%, (TSFR1M + 0.62%), due 10/15/36(a)	100,000	97,120
BX Trust 2021-RISE
Series 2021-RISE C, 6.787%, (TSFR1M + 1.56%), due 11/15/36(a)	100,000	97,682
BXHPP Trust 2021-FILM
Series 2021-FILM B, 6.237%, (TSFR1M + 1.01%), due 8/15/36(a)	130,000	119,431
CSMC 2020-WEST Trust
Series 2020-WEST A, 3.040%, due 2/15/35	100,000	73,626
FREMF 2017-K71 Mortgage Trust
Series 2017-K71 B, 3.752%, due 11/25/50(a),(e)	100,000	91,930
FREMF 2018-K78 Mortgage Trust
Series 2018-K78 C, 4.129%, due 6/25/51(a),(e)	45,000	41,406
FREMF 2019-K99 Mortgage Trust
Series 2019-K99 B, 3.646%, due 10/25/52(a),(e)	100,000	89,178
Hudson Yards 2019-30HY Mortgage Trust
Series 2019-30HY A, 3.228%, due 7/10/39	100,000	86,339
Manhattan West 2020-1MW Mortgage Trust
Series 2020-1MW A, 2.130%, due 9/10/39	100,000	85,735
Multifamily Connecticut Avenue Securities Trust 2019-01
Series 2019-01 M10, 8.434%, (SOFR30A + 3.36%), due 10/25/49(a)	93,709	92,248
Multifamily Connecticut Avenue Securities Trust 2020-01
Series 2020-01 M10, 8.934%, (SOFR30A + 3.86%), due 3/25/50(a)	75,000	72,122
One Bryant Park Trust 2019-OBP
Series 2019-OBP A, 2.516%, due 9/15/54	100,000	81,482
SLG Office Trust 2021-OVA
Series 2021-OVA A, 2.585%, due 7/15/41	100,000	80,618
		1,531,464
Total Commercial Mortgage-Backed Securities
(Cost $1,581,186)		1,531,464

Corporate Bonds — 28.3%

Advertising — 0.0%(f)
Lamar Media Corp.
4.000%, due 2/15/30	7,000	6,163

Schedule of Investments ─ IQ MacKay Multi-Sector Income ETF (continued)

July 31, 2023 (unaudited)

	Principal Amount	Value

Corporate Bonds (continued)

Aerospace & Defense — 0.0%(f)
TransDigm, Inc.
6.750%, due 8/15/28	$9,000	$9,027

Agriculture — 0.3%
Altria Group, Inc.
4.800%, due 2/14/29	50,000	48,774
Darling Ingredients, Inc.
5.250%, due 4/15/27	13,000	12,643
		61,417
Airlines — 1.9%
Allegiant Travel Co.
7.250%, due 8/15/27	3,000	2,960
American Airlines, Inc.
11.750%, due 7/15/25	7,000	7,715
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, due 4/20/26	9,167	9,029
Delta Air Lines Inc / SkyMiles IP Ltd.
4.750%, due 10/20/28	90,000	87,107
JetBlue 2019-1 Class AA Pass-Through Trust
Series 2019-1, AA2.750%, due 5/15/32	96,772	82,188
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500%, due 6/20/27	71,999	71,995
Southwest Airlines Co.
1.250%, due 5/1/25	94,000	103,306
United Airlines 2020-1 Class A Pass-Through Trust
Series 2020-1, 5.875%, due 10/15/27	75,112	74,738
United Airlines, Inc.
4.375%, due 4/15/26	4,000	3,788
4.625%, due 4/15/29	2,000	1,809
		444,635
Auto Manufacturers — 0.9%
Ford Motor Co.
7.400%, due 11/1/46	7,000	7,299
Ford Motor Credit Co. LLC
4.950%, due 5/28/27	8,000	7,592
7.350%, due 3/6/30	15,000	15,528
General Motors Co.
6.125%, due 10/1/25	60,000	60,652
General Motors Financial Co., Inc.
2.350%, due 1/8/31	80,000	63,419
Nissan Motor Acceptance Co. LLC
1.850%, due 9/16/26	75,000	65,334
		219,824
Auto Parts & Equipment — 0.1%
Clarios Global LP
6.750%, due 5/15/25	4,000	4,009
Clarios Global LP / Clarios US Finance Co.
6.250%, due 5/15/26	4,000	3,997
8.500%, due 5/15/27	7,000	7,087
Dana, Inc.
4.500%, due 2/15/32	8,000	6,669
		21,762
Banks — 3.2%
Bank of America Corp.
2.087%, (SOFR + 1.06%), due 6/14/29(a)	35,000	30,029
2.496%, (SOFR + 1.25%), due 2/13/31(a)	90,000	75,402
4.250%, due 10/22/26	90,000	86,912
Citigroup, Inc.
2.520%, (SOFR + 1.18%), due 11/3/32(a)	90,000	72,436
	Principal Amount	Value

Corporate Bonds (continued)

Banks (continued)
Series Y, 4.150%, (US 5 Year CMT T-Note + 3.00%), due 2/15/72(a)	$110,000	$92,125
Goldman Sachs Group, Inc. (The)
Series V, 4.125%, (US 5 Year CMT T-Note + 2.95%), due 5/10/72(a)	35,000	29,754
JPMorgan Chase & Co.
2.182%, (SOFR + 1.89%), due 6/1/28(a)	100,000	89,005
Series HH, 4.600%, (SOFR + 3.13%), due 8/1/72(a)	25,000	23,625
Morgan Stanley
2.484%, (SOFR + 1.36%), due 9/16/36(a)	110,000	84,326
2.511%, (SOFR + 1.20%), due 10/20/32(a)	90,000	72,572
Wells Fargo & Co.
3.526%, (SOFR + 1.51%), due 3/24/28(a)(g)	105,000	98,155
		754,341
Beverages — 0.1%
MGP Ingredients, Inc.
1.875%, due 11/15/41	16,000	20,632
Triton Water Holdings, Inc.
6.250%, due 4/1/29	4,000	3,380
		24,012
Biotechnology — 0.5%
BioMarin Pharmaceutical, Inc.
1.250%, due 5/15/27(g)	123,000	123,521

Building Materials — 0.0%(f)
Camelot Return Merger Sub, Inc.
8.750%, due 8/1/28	4,000	3,901
MIWD Holdco II LLC / MIWD Finance Corp.
5.500%, due 2/1/30	4,000	3,380
Standard Industries, Inc.
4.375%, due 7/15/30	5,000	4,341
		11,622
Chemicals — 0.1%
Innophos Holdings, Inc.
9.375%, due 2/15/28	7,000	6,960
Rain CII Carbon LLC / CII Carbon Corp.
7.250%, due 4/1/25	3,000	2,985
SCIH Salt Holdings, Inc.
4.875%, due 5/1/28	2,000	1,790
WR Grace Holdings LLC
5.625%, due 8/15/29	9,000	7,595
		19,330
Commercial Services — 0.4%
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.000%, due 6/1/29	4,000	3,051
6.625%, due 7/15/26	10,000	9,549
9.750%, due 7/15/27	5,000	4,586
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
4.750%, due 4/1/28	4,000	3,618
Brink’s Co. (The)
5.500%, due 7/15/25	4,000	3,960
Herc Holdings, Inc.
5.500%, due 7/15/27	13,000	12,492
Hertz Corp. (The)
4.625%, due 12/1/26	2,000	1,807
NESCO Holdings II, Inc.
5.500%, due 4/15/29	7,000	6,367
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, due 8/31/27	8,000	7,062

Schedule of Investments ─ IQ MacKay Multi-Sector Income ETF (continued)

July 31, 2023 (unaudited)

	Principal Amount	Value

Corporate Bonds (continued)

Commercial Services (continued)
Service Corp. International
3.375%, due 8/15/30	$8,000	$6,670
5.125%, due 6/1/29	5,000	4,750
7.500%, due 4/1/27	4,000	4,129
Sotheby’s
7.375%, due 10/15/27	4,000	3,544
Sotheby’s/Bidfair Holdings, Inc.
5.875%, due 6/1/29	7,000	5,425
United Rentals North America, Inc.
3.750%, due 1/15/32	10,000	8,469
WASH Multifamily Acquisition, Inc.
5.750%, due 4/15/26	7,000	6,513
Williams Scotsman International, Inc.
4.625%, due 8/15/28	8,000	7,358
		99,350
Computers — 1.1%
Apple, Inc.
3.850%, due 8/4/46	40,000	34,782
Dell International LLC / EMC Corp.
3.375%, due 12/15/41	70,000	49,758
5.300%, due 10/1/29	65,000	64,831
Lumentum Holdings, Inc.
0.500%, due 12/15/26	117,000	101,099
NCR Corp.
5.125%, due 4/15/29	4,000	3,577
5.250%, due 10/1/30	4,000	3,562
Presidio Holdings, Inc.
8.250%, due 2/1/28	5,000	4,849
Seagate HDD Cayman
4.125%, due 1/15/31	2,000	1,648
Tempo Acquisition LLC / Tempo Acquisition Finance Corp.
5.750%, due 6/1/25	4,000	4,030
		268,136
Cosmetics/Personal Care — 0.0%(f)
Edgewell Personal Care Co.
5.500%, due 6/1/28	5,000	4,737
Distribution/Wholesale — 0.0%(f)
H&E Equipment Services, Inc.
3.875%, due 12/15/28	10,000	8,787

Diversified Financial Services — 1.1%
Aircastle Ltd.
5.250%, (US 5 Year CMT T-Note + 4.41%), due 9/15/71(a)	65,000	49,075
Ally Financial, Inc.
8.000%, due 11/1/31	55,000	58,355
Aviation Capital Group LLC
1.950%, due 1/30/26	100,000	89,842
Capital One Financial Corp.
6.312%, (SOFR + 2.64%), due 6/8/29(a)	55,000	55,208
OneMain Finance Corp.
3.500%, due 1/15/27	4,000	3,459
6.125%, due 3/15/24	5,000	4,987
PennyMac Financial Services, Inc.
5.375%, due 10/15/25	4,000	3,823
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
3.625%, due 3/1/29	5,000	4,262
		269,011

	Principal Amount	Value

Corporate Bonds (continued)

Electric — 4.3%
AEP Texas, Inc.
4.700%, due 5/15/32	$60,000	$57,531
Alabama Power Co.
3.000%, due 3/15/52	85,000	57,316
Arizona Public Service Co.
2.200%, due 12/15/31	90,000	70,728
Calpine Corp.
3.750%, due 3/1/31	7,000	5,738
4.500%, due 2/15/28	3,000	2,754
4.625%, due 2/1/29	2,000	1,722
5.125%, due 3/15/28	4,000	3,627
5.250%, due 6/1/26	4,000	3,883
Clearway Energy Operating LLC
3.750%, due 2/15/31	4,000	3,315
4.750%, due 3/15/28	12,000	11,132
Dominion Energy, Inc.
Series C, 4.350%, (US 5 Year CMT T-Note + 3.20%), due 4/15/72(a)	120,000	103,008
Edison International
Series B, 5.000%, (US 5 Year CMT T-Note + 3.90%), due 3/15/72(a)	125,000	107,996
FirstEnergy Corp.
Series B, 4.150%, due 7/15/27	5,000	4,735
Georgia Power Co.
4.950%, due 5/17/33	60,000	59,118
Jersey Central Power & Light Co.
2.750%, due 3/1/32	90,000	74,235
NextEra Energy Operating Partners LP
4.250%, due 7/15/24	2,000	1,963
Ohio Power Co.
Series R, 2.900%, due 10/1/51	40,000	26,064
Pacific Gas and Electric Co.
3.500%, due 8/1/50	75,000	48,576
Pattern Energy Operations LP / Pattern Energy Operations, Inc.
4.500%, due 8/15/28	5,000	4,543
PG&E Corp.
5.000%, due 7/1/28	5,000	4,626
Puget Energy, Inc.
4.224%, due 3/15/32	65,000	58,261
San Diego Gas & Electric Co.
5.350%, due 4/1/53	30,000	29,820
Sempra
4.125%, (US 5 Year CMT T-Note + 2.87%), due 4/1/52(a)	125,000	102,649
Southern California Edison Co.
4.000%, due 4/1/47	60,000	48,109
Southwestern Electric Power Co.
3.250%, due 11/1/51	65,000	43,321
Virginia Electric and Power Co.
2.950%, due 11/15/51	65,000	43,370
5.450%, due 4/1/53	25,000	25,136
Vistra Corp.
8.000%, (US 5 Year CMT T-Note + 6.93%), due 4/15/72(a)	18,000	17,225
Vistra Operations Co. LLC
4.375%, due 5/1/29	5,000	4,413
5.625%, due 2/15/27	4,000	3,868
		1,028,782
Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc.
4.375%, due 3/31/29	8,000	6,935
EnerSys
4.375%, due 12/15/27	4,000	3,709

Schedule of Investments ─ IQ MacKay Multi-Sector Income ETF (continued)

July 31, 2023 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Electrical Components & Equipment (continued)
WESCO Distribution, Inc.
7.125%, due 6/15/25	$5,000	$5,057
7.250%, due 6/15/28	4,000	4,079
		19,780
Electronics — 0.0%(f)
Imola Merger Corp.
4.750%, due 5/15/29	4,000	3,512
Sensata Technologies BV
4.000%, due 4/15/29	4,000	3,535
		7,047
Engineering & Construction — 0.2%
Artera Services LLC
9.033%, due 12/4/25	14,000	13,163
Brundage-Bone Concrete Pumping Holdings, Inc.
6.000%, due 2/1/26	4,000	3,842
Dycom Industries, Inc.
4.500%, due 4/15/29	8,000	7,229
Great Lakes Dredge & Dock Corp.
5.250%, due 6/1/29(g)	4,000	3,340
TopBuild Corp.
4.125%, due 2/15/32	5,000	4,290
Weekley Homes LLC / Weekley Finance Corp.
4.875%, due 9/15/28	6,000	5,385
		37,249
Entertainment — 0.5%
Affinity Interactive
6.875%, due 12/15/27	7,000	6,193
Caesars Resort Collection LLC / CRC Finco, Inc.
5.750%, due 7/1/25	4,000	4,040
CDI Escrow Issuer, Inc.
5.750%, due 4/1/30	5,000	4,644
Everi Holdings, Inc.
5.000%, due 7/15/29	4,000	3,520
International Game Technology PLC
5.250%, due 1/15/29	4,000	3,800
Penn Entertainment, Inc.
4.125%, due 7/1/29(g)	4,000	3,304
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
6.625%, due 3/1/30	4,000	3,544
Scientific Games International, Inc.
7.000%, due 5/15/28	5,000	4,982
Warnermedia Holdings, Inc.
3.755%, due 3/15/27	10,000	9,360
4.279%, due 3/15/32	70,000	62,086
WMG Acquisition Corp.
3.750%, due 12/1/29	6,000	5,240
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, due 10/1/29	6,000	5,429
		116,142
Environmental Control — 0.1%
Clean Harbors, Inc.
4.875%, due 7/15/27	4,000	3,837
5.125%, due 7/15/29	5,000	4,762
Covanta Holding Corp.
4.875%, due 12/1/29	5,000	4,415
Stericycle, Inc.
3.875%, due 1/15/29	5,000	4,389
		17,403
	Principal Amount	Value
Corporate Bonds (continued)

Food — 0.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.500%, due 3/15/29	$7,000	$6,094
6.500%, due 2/15/28	3,000	2,988
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.750%, due 4/1/33	65,000	62,466
Performance Food Group, Inc.
4.250%, due 8/1/29	5,000	4,441
Post Holdings, Inc.
5.750%, due 3/1/27	5,000	4,900
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625%, due 3/1/29	4,000	3,340
US Foods, Inc.
4.625%, due 6/1/30	4,000	3,598
		87,827
Food Service — 0.0%(f)
Aramark Services, Inc.
5.000%, due 2/1/28	6,000	5,640

Gas — 1.0%
AmeriGas Partners LP / AmeriGas Finance Corp.
9.375%, due 6/1/28	3,000	3,058
Boston Gas Co.
3.150%, due 8/1/27	70,000	63,845
National Fuel Gas Co.
2.950%, due 3/1/31	75,000	61,150
Piedmont Natural Gas Co., Inc.
5.050%, due 5/15/52	65,000	58,474
Southern Co. Gas Capital Corp.
Series 21A, 3.150%, due 9/30/51	70,000	46,864
		233,391
Healthcare-Products — 0.9%
Avantor Funding, Inc.
3.875%, due 11/1/29	10,000	8,751
Exact Sciences Corp.
0.375%, due 3/15/27	162,000	177,491
Hologic, Inc.
3.250%, due 2/15/29	10,000	8,750
Teleflex, Inc.
4.250%, due 6/1/28	5,000	4,597
4.625%, due 11/15/27	5,000	4,719
		204,308
Healthcare-Services — 0.2%
Catalent Pharma Solutions, Inc.
3.125%, due 2/15/29	4,000	3,338
3.500%, due 4/1/30	5,000	4,187
Centene Corp.
4.625%, due 12/15/29	13,000	12,086
CHS/Community Health Systems, Inc.
5.250%, due 5/15/30	4,000	3,196
6.000%, due 1/15/29	6,000	5,130
Tenet Healthcare Corp.
4.375%, due 1/15/30	7,000	6,243
6.125%, due 6/15/30	4,000	3,887
6.750%, due 5/15/31	1,000	994
		39,061
Home Builders — 0.0%(f)
LGI Homes, Inc.
4.000%, due 7/15/29	5,000	4,200

Schedule of Investments ─ IQ MacKay Multi-Sector Income ETF (continued)

July 31, 2023 (unaudited)

	Principal Amount	Value

Corporate Bonds (continued)

Home Builders (continued)
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.
5.875%, due 6/15/24	$5,000	$4,977
		9,177
Housewares — 0.0%(f)
CD&R Smokey Buyer, Inc.
6.750%, due 7/15/25	5,000	4,700
Newell Brands, Inc.
6.375%, due 9/15/27(g)	3,000	2,951
		7,651
Information Technology — 0.0%(f)
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
3.500%, due 3/1/29	2,000	1,720

Insurance — 0.4%
NMI Holdings, Inc.
7.375%, due 6/1/25	4,000	4,039
Prudential Financial, Inc.
5.125%, (US 5 Year CMT T-Note + 3.16%), due 3/1/52(a)	95,000	86,538
		90,577
Internet — 0.7%
Amazon.com, Inc.
3.600%, due 4/13/32	65,000	60,240
Arches Buyer, Inc.
4.250%, due 6/1/28	8,000	6,960
6.125%, due 12/1/28	7,000	6,029
Cablevision Lightpath LLC
3.875%, due 9/15/27	4,000	3,319
Cogent Communications Group, Inc.
3.500%, due 5/1/26	4,000	3,709
7.000%, due 6/15/27	4,000	3,861
Expedia Group, Inc.
3.250%, due 2/15/30	60,000	52,780
Match Group Holdings II LLC
4.625%, due 6/1/28	10,000	9,225
TripAdvisor, Inc.
7.000%, due 7/15/25	7,000	7,013
Uber Technologies, Inc.
4.500%, due 8/15/29	4,000	3,697
7.500%, due 9/15/27	7,000	7,145
		163,978
Investment Companies — 0.0%(f)
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.250%, due 5/15/27	8,000	7,052

Iron/Steel — 0.0%(f)
Carpenter Technology Corp.
7.625%, due 3/15/30	4,000	4,080

Leisure Time — 0.2%
Carnival Corp.
5.750%, due 3/1/27	2,000	1,850
6.000%, due 5/1/29	11,000	9,888
Carnival Holdings Bermuda Ltd.
10.375%, due 5/1/28	6,000	6,547
NCL Corp Ltd.
5.875%, due 3/15/26	5,000	4,731
NCL Corp. Ltd.
5.875%, due 2/15/27	5,000	4,869
7.750%, due 2/15/29	3,000	2,872

	Principal Amount	Value

Corporate Bonds (continued)

Leisure Time (continued)
8.375%, due 2/1/28	$3,000	$3,128
NCL Finance Ltd.
6.125%, due 3/15/28	11,000	10,010
Royal Caribbean Cruises Ltd.
5.375%, due 7/15/27	9,000	8,557
7.250%, due 1/15/30	3,000	3,033
		55,485
Lodging — 0.5%
Boyd Gaming Corp.
4.750%, due 12/1/27	5,000	4,709
Hilton Domestic Operating Co., Inc.
4.000%, due 5/1/31	7,000	6,106
4.875%, due 1/15/30	7,000	6,562
Hyatt Hotels Corp.
5.375%, due 4/23/25	85,000	84,223
Station Casinos LLC
4.625%, due 12/1/31	14,000	11,830
		113,430
Machinery-Diversified — 0.1%
Chart Industries, Inc.
7.500%, due 1/1/30	2,000	2,049
GrafTech Global Enterprises, Inc.
9.875%, due 12/15/28	10,000	10,158
		12,207
Media — 0.5%
Cable One, Inc.
4.000%, due 11/15/30	7,000	5,530
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, due 2/1/31	31,000	25,485
4.750%, due 3/1/30	21,000	18,202
6.375%, due 9/1/29	6,000	5,737
CSC Holdings LLC
4.625%, due 12/1/30	7,000	3,516
5.250%, due 6/1/24	6,000	5,593
5.500%, due 4/15/27	20,000	17,148
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, due 8/15/27	7,000	6,319
DISH DBS Corp.
5.250%, due 12/1/26	2,000	1,638
7.375%, due 7/1/28	2,000	1,125
DISH Network Corp.
11.750%, due 11/15/27	4,000	4,026
iHeartCommunications, Inc.
4.750%, due 1/15/28	2,000	1,538
5.250%, due 8/15/27	4,000	3,147
News Corp.
3.875%, due 5/15/29	4,000	3,532
5.125%, due 2/15/32	5,000	4,575
Nexstar Media, Inc.
5.625%, due 7/15/27	5,000	4,701
Sirius XM Radio, Inc.
4.125%, due 7/1/30	7,000	5,765
Univision Communications, Inc.
4.500%, due 5/1/29	4,000	3,461
		121,038
Mining — 0.1%
Arsenal AIC Parent LLC
8.000%, due 10/1/30	5,000	5,100
Compass Minerals International, Inc.
6.750%, due 12/1/27	4,000	3,897

Schedule of Investments ─ IQ MacKay Multi-Sector Income ETF (continued)

July 31, 2023 (unaudited)

	Principal Amount	Value

Corporate Bonds (continued)

Mining (continued)
Novelis Corp.
3.875%, due 8/15/31	$4,000	$3,331
		12,328
Miscellaneous Manufacturing — 0.3%
Gates Global LLC / Gates Corp.
6.250%, due 1/15/26	9,000	8,888
Textron Financial Corp.
7.056%, (3-Month LIBOR + 1.74%), due 2/15/42(a)	100,000	75,000
		83,888
Oil & Gas — 0.5%
Aethon United BR LP / Aethon United Finance Corp.
8.250%, due 2/15/26	5,000	4,962
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
5.875%, due 6/30/29	9,000	8,124
7.000%, due 11/1/26	2,000	1,956
Callon Petroleum Co.
6.375%, due 7/1/26(g)	4,000	3,920
7.500%, due 6/15/30(g)	4,000	3,883
CNX Resources Corp.
6.000%, due 1/15/29	5,000	4,677
7.250%, due 3/14/27	1,000	997
CrownRock LP / CrownRock Finance, Inc.
5.000%, due 5/1/29	4,000	3,761
Hilcorp Energy I LP / Hilcorp Finance Co.
5.750%, due 2/1/29	7,000	6,475
6.000%, due 2/1/31	7,000	6,339
Matador Resources Co.
6.875%, due 4/15/28	6,000	5,963
Moss Creek Resources Holdings, Inc.
7.500%, due 1/15/26	10,000	9,340
Nabors Industries, Inc.
7.375%, due 5/15/27	4,000	3,912
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, due 2/15/28	4,000	3,777
Permian Resources Operating LLC
6.875%, due 4/1/27	10,000	9,900
SM Energy Co.
5.625%, due 6/1/25	5,000	4,900
Southwestern Energy Co.
4.750%, due 2/1/32	5,000	4,442
5.375%, due 3/15/30	9,000	8,421
Transocean Titan Financing Ltd.
8.375%, due 2/1/28	2,000	2,065
Transocean, Inc.
8.750%, due 2/15/30	5,000	5,191
Valaris Ltd.
8.375%, due 4/30/30	1,000	1,023
Vital Energy, Inc.
7.750%, due 7/31/29	7,000	5,985
9.500%, due 1/15/25	4,000	3,980
		113,993
Oil & Gas Services — 1.6%
Helix Energy Solutions Group, Inc.
6.750%, due 2/15/26	132,000	202,488
Oil States International, Inc.
4.750%, due 4/1/26	171,000	184,687
		387,175
	Principal Amount	Value
Corporate Bonds (continued)

Packaging & Containers — 0.2%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.250%, due 9/1/28	$5,000	$4,319
6.000%, due 6/15/27	4,000	3,947
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
5.250%, due 4/30/25	4,000	3,919
Ball Corp.
2.875%, due 8/15/30	2,000	1,650
Crown Americas LLC
5.250%, due 4/1/30	5,000	4,770
Graphic Packaging International LLC
3.750%, due 2/1/30	4,000	3,480
OI European Group BV
4.750%, due 2/15/30	4,000	3,613
Owens-Brockway Glass Container, Inc.
7.250%, due 5/15/31	12,000	12,195
Sealed Air Corp.
5.125%, due 12/1/24	10,000	9,856
Sealed Air Corp./Sealed Air Corp US
6.125%, due 2/1/28	3,000	2,986
TriMas Corp.
4.125%, due 4/15/29	5,000	4,412
		55,147
Pharmaceuticals — 0.1%
Bausch Health Cos., Inc.
5.500%, due 11/1/25	6,000	5,400
9.000%, due 12/15/25	1,000	916
Elanco Animal Health, Inc.
6.650%, due 8/28/28(g)	8,000	7,894
PRA Health Sciences, Inc.
2.875%, due 7/15/26	4,000	3,680
Prestige Brands, Inc.
3.750%, due 4/1/31	4,000	3,360
5.125%, due 1/15/28	8,000	7,640
		28,890
Pipelines — 1.9%
CNX Midstream Partners LP
4.750%, due 4/15/30	8,000	6,934
Delek Logistics Partners LP / Delek Logistics Finance Corp.
7.125%, due 6/1/28	7,000	6,475
DT Midstream, Inc.
4.300%, due 4/15/32	55,000	48,354
Energy Transfer LP
4.400%, due 3/15/27	50,000	48,219
Series H, 6.500%, (US 5 Year CMT T-Note + 5.69%), due 11/15/71(a)	70,000	63,407
EnLink Midstream LLC
5.375%, due 6/1/29	15,000	14,277
Enterprise Products Operating LLC
3.950%, due 1/31/60	25,000	19,078
4.200%, due 1/31/50	10,000	8,268
EQM Midstream Partners LP
4.750%, due 1/15/31	13,000	11,606
5.500%, due 7/15/28	4,000	3,849
6.500%, due 7/1/27	7,000	6,967
7.500%, due 6/1/30	4,000	4,125
Flex Intermediate Holdco LLC
3.363%, due 6/30/31	60,000	47,876
Hess Midstream Operations LP
4.250%, due 2/15/30	4,000	3,510
5.625%, due 2/15/26	4,000	3,940

Schedule of Investments ─ IQ MacKay Multi-Sector Income ETF (continued)

July 31, 2023 (unaudited)

	Principal Amount	Value

Corporate Bonds (continued)

Pipelines (continued)
Holly Energy Partners LP / Holly Energy Finance Corp.
6.375%, due 4/15/27	$4,000	$3,984
Howard Midstream Energy Partners LLC
8.875%, due 7/15/28	1,000	1,023
MPLX LP
2.650%, due 8/15/30	75,000	63,009
Plains All American Pipeline LP
Series B, 9.431%, (3-Month LIBOR + 4.11%), due 11/15/71(a)	70,000	63,282
Venture Global Calcasieu Pass LLC
3.875%, due 8/15/29	5,000	4,329
3.875%, due 11/1/33	4,000	3,246
6.250%, due 1/15/30	7,000	6,845
Venture Global LNG, Inc.
8.375%, due 6/1/31	6,000	6,088
Western Midstream Operating LP
5.250%, due 2/1/50	5,000	4,240
		452,931
REITS — 1.5%
American Homes 4 Rent LP
2.375%, due 7/15/31	80,000	63,874
Digital Realty Trust LP
4.450%, due 7/15/28(g)	65,000	61,733
GLP Capital LP / GLP Financing II, Inc.
4.000%, due 1/15/30	55,000	47,965
5.250%, due 6/1/25	65,000	63,970
Host Hotels & Resorts LP
Series I, 3.500%, due 9/15/30	60,000	50,970
Iron Mountain, Inc.
4.875%, due 9/15/29	2,000	1,804
5.250%, due 7/15/30	13,000	11,752
5.625%, due 7/15/32	4,000	3,604
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
4.875%, due 5/15/29	10,000	8,737
RHP Hotel Properties LP / RHP Finance Corp.
7.250%, due 7/15/28	2,000	2,030
SBA Communications Corp.
3.875%, due 2/15/27	15,000	13,819
Service Properties Trust
3.950%, due 1/15/28	1,000	783
4.950%, due 2/15/27	4,000	3,429
7.500%, due 9/15/25	7,000	6,919
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
10.500%, due 2/15/28	6,000	5,964
XHR LP
4.875%, due 6/1/29	2,000	1,740
		349,093
Retail — 0.6%
Arko Corp.
5.125%, due 11/15/29	7,000	5,819
Asbury Automotive Group, Inc.
4.500%, due 3/1/28	5,000	4,576
AutoNation, Inc.
4.750%, due 6/1/30	50,000	47,051
Bath & Body Works, Inc.
6.625%, due 10/1/30	1,000	967
7.500%, due 6/15/29	2,000	2,025
9.375%, due 7/1/25	4,000	4,222
	Principal Amount	Value
Corporate Bonds (continued)

Retail (continued)
Ferrellgas LP / Ferrellgas Finance Corp.
5.875%, due 4/1/29	$10,000	$8,600
Foundation Building Materials, Inc.
6.000%, due 3/1/29	6,000	5,197
Group 1 Automotive, Inc.
4.000%, due 8/15/28	4,000	3,542
IRB Holding Corp.
7.000%, due 6/15/25	5,000	5,025
LCM Investments Holdings II LLC
4.875%, due 5/1/29	4,000	3,490
Lithia Motors, Inc.
3.875%, due 6/1/29	1,000	861
Macy’s Retail Holdings LLC
5.875%, due 4/1/29	9,000	8,360
Michaels Cos., Inc. (The)
5.250%, due 5/1/28	1,000	850
7.875%, due 5/1/29	4,000	2,850
Nordstrom, Inc.
4.375%, due 4/1/30(g)	2,000	1,687
Sonic Automotive, Inc.
4.625%, due 11/15/29	4,000	3,427
4.875%, due 11/15/31	9,000	7,471
SRS Distribution, Inc.
6.000%, due 12/1/29	12,000	10,410
Victoria’s Secret & Co.
4.625%, due 7/15/29	6,000	4,502
White Cap Buyer LLC
6.875%, due 10/15/28	4,000	3,604
Yum! Brands, Inc.
3.625%, due 3/15/31	5,000	4,286
4.750%, due 1/15/30	5,000	4,663
		143,485
Semiconductors — 0.7%
Entegris, Inc.
4.375%, due 4/15/28	9,000	8,187
Microchip Technology, Inc.
0.125%, due 11/15/24	121,000	139,074
ON Semiconductor Corp.
0.500%, due 3/1/29	10,000	12,177
		159,438
Software — 0.4%
Boxer Parent Co., Inc.
7.125%, due 10/2/25	4,000	4,023
Central Parent, Inc. / CDK Global, Inc.
7.250%, due 6/15/29	5,000	4,945
Clarivate Science Holdings Corp.
3.875%, due 7/1/28	4,000	3,566
Cloud Software Group, Inc.
6.500%, due 3/31/29	1,000	900
Fair Isaac Corp.
4.000%, due 6/15/28	7,000	6,424
Fiserv, Inc.
3.200%, due 7/1/26	65,000	61,468
MSCI, Inc.
4.000%, due 11/15/29	7,000	6,370
SS&C Technologies, Inc.
5.500%, due 9/30/27	4,000	3,864
		91,560
Telecommunications — 0.4%
AT&T, Inc.
3.500%, due 9/15/53	95,000	64,431
3.650%, due 9/15/59	10,000	6,690
CommScope Technologies LLC
6.000%, due 6/15/25	2,000	1,814

Schedule of Investments ─ IQ MacKay Multi-Sector Income ETF (continued)

July 31, 2023 (unaudited)

	Principal Amount	Value

Corporate Bonds (continued)

Telecommunications (continued)
CommScope, Inc.
4.750%, due 9/1/29	$2,000	$1,541
8.250%, due 3/1/27	4,000	3,028
Level 3 Financing, Inc.
3.625%, due 1/15/29	4,000	2,641
3.750%, due 7/15/29	5,000	3,278
Sprint LLC
7.625%, due 3/1/26	8,000	8,327
T-Mobile USA, Inc.
2.625%, due 4/15/26	5,000	4,637
Viavi Solutions, Inc.
3.750%, due 10/1/29	7,000	6,007
		102,394
Toys/Games/Hobbies — 0.0%(f)
Mattel, Inc.
5.875%, due 12/15/27	8,000	7,845

Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP / PTL Finance Corp.
6.050%, due 8/1/28	40,000	40,117

Total Corporate Bonds
(Cost $6,815,001)		6,756,984

Foreign Bonds — 11.7%

Aerospace & Defense — 0.1%
Bombardier, Inc., (Canada)
7.500%, due 2/1/29	15,000	14,861

Agriculture — 0.2%
BAT International Finance PLC, (United Kingdom)
4.448%, due 3/16/28	55,000	52,623

Airlines — 0.4%
Air Canada, (Canada)
3.875%, due 8/15/26	4,000	3,712
Air Canada 2020-1 Class C Pass-Through Trust, (Canada)
Series 2020-1C, C10.500%, due 7/15/26	11,000	11,921
British Airways 2021-1 Class A Pass-Through Trust, (United Kingdom)
Series 2021-1, A2.900%, due 3/15/35	95,476	80,453
		96,086
Auto Manufacturers — 0.3%
Volkswagen Group of America Finance LLC, (Germany)
4.600%, due 6/8/29	65,000	62,851

Banks — 3.9%
Barclays PLC, (United Kingdom)
4.375%, (US 5 Year CMT T-Note + 3.41%), due 12/15/71(a)	125,000	90,905
BNP Paribas SA, (France)
3.052%, (SOFR + 1.51%), due 1/13/31(a)	55,000	47,101
4.625%, (US 5 Year CMT T-Note + 3.34%), due 8/25/71(a)	135,000	103,239
BPCE SA, (France)
2.045%, (SOFR + 1.09%), due 10/19/27(a)	115,000	101,745
Credit Agricole SA, (France)
4.750%, (US 5 Year CMT T-Note + 3.24%), due 3/23/72(a)	130,000	106,132
	Principal Amount	Value
Foreign Bonds (continued)

Banks (continued)
Deutsche Bank AG/New York NY, (Germany)
3.035%, (SOFR + 1.72%), due 5/28/32(a)	$80,000	$63,861
NatWest Group PLC, (United Kingdom)
4.600%, (US 5 Year CMT T-Note + 3.10%), due 9/30/71(a)	120,000	85,246
Societe Generale SA, (France)
5.375%, (US 5 Year CMT T-Note + 4.51%), due 5/18/72(a)	130,000	103,688
UBS Group AG, (Switzerland)
3.091%, (SOFR + 1.73%), due 5/14/32(a)	65,000	53,693
4.875%, (US 5 Year CMT T-Note + 3.40%), due 8/12/71(a)	105,000	87,281
Westpac Banking Corp., (Australia)
3.020%, (US 5 Year CMT T-Note + 1.53%), due 11/18/36(a)	110,000	84,683
		927,574
Beverages — 0.0%(f)
Primo Water Holdings, Inc., (Canada)
4.375%, due 4/30/29	10,000	8,780

Chemicals — 0.9%
Sasol Financing USA LLC, (South Africa)
8.750%, due 5/3/29	200,000	199,971
SPCM SA, (France)
3.375%, due 3/15/30	13,000	10,769
		210,740
Commercial Services — 0.1%
Garda World Security Corp., (Canada)
4.625%, due 2/15/27	5,000	4,618
9.500%, due 11/1/27	10,000	9,789
		14,407
Diversified Financial Services — 0.3%
Avolon Holdings Funding Ltd., (Ireland)
3.250%, due 2/15/27	85,000	76,286
Electric — 0.5%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, (Colombia)
5.375%, due 12/30/30	200,000	132,300

Environmental Control — 0.1%
GFL Environmental, Inc., (Canada)
3.500%, due 9/1/28	10,000	8,899
4.000%, due 8/1/28	7,000	6,264
4.750%, due 6/15/29	4,000	3,649
		18,812
Food — 1.5%
Cencosud SA, (Chile)
4.375%, due 7/17/27	200,000	190,049
Indofood CBP Sukses Makmur Tbk PT, (Indonesia)
3.398%, due 6/9/31	200,000	167,932
		357,981
Forest Products & Paper — 0.0%(f)
Ahlstrom Holding 3 Oy, (Finland)
4.875%, due 2/4/28	5,000	4,146

Household Products/Wares — 0.1%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., (Canada)
5.000%, due 12/31/26	8,000	7,440

Schedule of Investments ─ IQ MacKay Multi-Sector Income ETF (continued)

July 31, 2023 (unaudited)

	Principal Amount	Value

Foreign Bonds (continued)

Household Products/Wares (continued)
7.000%, due 12/31/27	$10,000	$8,802
		16,242
Internet — 0.7%
Prosus NV, (China)
3.680%, due 1/21/30	200,000	170,754

Machinery-Diversified — 0.0%(f)
Titan Acquisition Ltd. / Titan Co.-Borrower LLC, (Canada)
7.750%, due 4/15/26	6,000	5,573
TK Elevator US Newco, Inc., (Germany)
5.250%, due 7/15/27	7,000	6,546
		12,119
Media — 0.2%
UPC Holding BV, (Netherlands)
5.500%, due 1/15/28	7,000	6,230
Virgin Media Finance PLC, (United Kingdom)
5.000%, due 7/15/30	20,000	16,411
VZ Secured Financing BV, (Netherlands)
5.000%, due 1/15/32	5,000	4,063
Ziggo Bond Co. BV, (Netherlands)
5.125%, due 2/28/30	13,000	10,270
		36,974
Oil & Gas — 1.0%
Baytex Energy Corp., (Canada)
8.500%, due 4/30/30	3,000	3,040
Petroleos Mexicanos, (Mexico)
5.350%, due 2/12/28	100,000	82,047
Qatar Energy, (Qatar)
3.125%, due 7/12/41	200,000	151,633
		236,720
Packaging & Containers — 0.0%(f)
Cascades, Inc./Cascades USA, Inc., (Canada)
5.375%, due 1/15/28	5,000	4,700

Pharmaceuticals — 0.0%(f)
Teva Pharmaceutical Finance Netherlands III BV, (Israel)
5.125%, due 5/9/29	8,000	7,330

Retail — 0.0%(f)
1011778 BC ULC / New Red Finance, Inc., (Canada)
3.500%, due 2/15/29	7,000	6,152
3.875%, due 1/15/28	4,000	3,663
4.000%, due 10/15/30	3,000	2,578
		12,393
Sovereign — 0.8%
Angolan Government International Bond, (Angola)
8.250%, due 5/9/28	200,000	183,950

Telecommunications — 0.6%
Altice France SA/France, (France)
5.500%, due 1/15/28	10,000	7,338
Iliad Holding SASU, (France)
6.500%, due 10/15/26	8,000	7,667
Nice Ltd., (Israel)
0.000%, due 9/15/25(c)	125,000	122,407
		137,412
Total Foreign Bonds
	Principal Amount	Value
Foreign Bonds (continued)

(Cost $2,877,724)		$2,796,041
Municipal Bonds — 4.6%

Florida — 0.9%
County of Miami-Dade FL Transit System,
2.600%, due 7/1/42	300,000	216,492

New Jersey — 1.0%
New Jersey Turnpike Authority,
7.102%, due 1/1/41	200,000	240,403

New York — 0.9%
City of New York NY,
2.360%, due 8/1/31	275,000	227,665

Oregon — 0.8%
Port of Morrow OR,
2.543%, due 9/1/40	250,000	182,349

Washington — 1.0%
State of Washington,
5.090%, due 8/1/33	235,000	238,863
Total Municipal Bonds
(Cost $1,193,747)		1,105,772
U.S. Treasury Bonds — 5.7%

U.S. Treasury Bond, 3.625%, due 5/15/53	775,000	724,020
U.S. Treasury Bond, 3.875%, due 5/15/43	670,000	640,478
		1,364,498
Total U.S. Treasury Bonds
(Cost $1,408,041)		1,364,498
U.S. Treasury Notes — 6.0%
U.S. Treasury Note, 3.375%, due 5/15/33	790,000	753,586
U.S. Treasury Note, 4.000%, due 7/31/30	510,000	508,008
U.S. Treasury Note, 4.125%, due 7/31/28	160,000	159,712
		1,421,306
Total U.S. Treasury Notes
(Cost $1,455,616)		1,421,306

United States Government Agency Mortgage-Backed Securities — 16.7%

Diversified Financial Services — 3.2%
Fannie Mae Pool
Series 2023-FN FS5125 2.500% due 10/1/51	49,605	41,810
Federal National Mortgage Association
Series 2022-FN CB4117 3.500% due 7/1/52	143,881	130,430
Series 2022-FN FS1508 3.000% due 9/1/51	159,566	139,800
Freddie Mac Pool
Series 2003-FR SD8343 6.000% due 7/1/53	159,020	159,970
Series 2021-FR QC5080 2.000% due 8/1/51	85,389	69,211
Series 2021-FR SD0809 3.000% due 1/1/52	83,744	73,376
Series 2022-FR SD8256 4.000% due 10/1/52	144,205	134,623
Series 2023-FR SD3302 2.000% due 10/1/51	24,862	20,159
		769,379

Schedule of Investments ─ IQ MacKay Multi-Sector Income ETF (continued)

July 31, 2023 (unaudited)

	Principal Amount	Value

United States Government Agency Mortgage-Backed Securities (continued)

Mortgage Securities — 13.5%
Fannie Mae Pool
Series 2022-FN BW6232 5.000% due 9/1/52	$52,908	$51,699
Series 2022-FS3643 5.500% due 11/1/52	23,494	23,403
Series 2022-MA4626 4.000% due 6/1/52	256,555	239,589
Series 2022-MA4656 4.500% due 7/1/52	149,380	143,024
Series 2022-MA4709 5.000% due 7/1/52	146,871	143,533
Series 2022-MA4806 5.000% due 11/1/52	252,846	247,122
Series 2023-FN BY3520 5.500% due 6/1/53	108,599	107,917
Series 2023-FN MA5020 5.000% due 5/1/43	82,130	80,783
Series 2023-FS3904 5.000% due 3/1/53	14,904	14,570
Series 2023-MA4919 5.500% due 2/1/53	182,018	180,761
Series 2023-MA4940 5.000% due 3/1/53	203,363	198,642
Series 2023-MA4942 6.000% due 3/1/53	28,129	28,298
Fannie Mae REMICS
Series 2020-47 BD, 1.500% due 7/25/50	9,881	7,183
Freddie Mac Pool
Series 2022-SD8257 4.500% due 10/1/52	370,550	354,754
Series 2023-FR RA8647 4.500% due 5/1/53	34,597	33,121
Series 2023-FR RB5244 5.000% due 7/1/43	78,278	76,981
Series 2023-FR SD3392 5.500% due 7/1/53	145,000	144,075
Series 2023-FR SD8344 6.500% due 7/1/53	163,477	166,710
Freddie Mac REMICS
Series 2012-4120 ZA, 3.000% due 10/15/42	41,401	36,489
Series 2017-4710 WZ, 3.500% due 8/15/47	49,189	43,882
Series 2017-4725 WZ, 3.500% due 11/15/47	91,693	81,685
Series 2020-4988 BA, 1.500% due 6/25/50	10,911	7,938
Series 2022-5204 KA, 3.000% due 5/25/49	96,265	86,328
Series 2022-5268 B, 4.500% due 10/25/52	23,398	22,158
Series 2023-5328 JY, 0.250% due 9/25/50	80,000	53,953
Government National Mortgage Association
Series 2019-110 FG, 3.500% (TSFR1M + 0.76%), due 9/20/49(a)	26,212	22,949
Series 2019-128 KF, 3.500% (TSFR1M + 0.76%), due 10/20/49(a)	39,386	34,884
Series 2019-128 YF, 3.500% (TSFR1M + 0.76%), due 10/20/49(a)	51,020	45,078
Series 2019-92 GF, 3.500% (TSFR1M + 0.80%), due 7/20/49(a)	36,067	31,954
Series 2019-97 FG, 3.500% (TSFR1M + 0.80%), due 8/20/49(a)	75,080	66,578
Series 2021-140 GF, 2.500% (TSFR1M + 0.76%), due 8/20/51(a)	51,487	42,370
Series 2022-10 IC, 2.000% due 11/20/51(b)	91,906	10,858
Series 2022-113 Z, 2.000% due 9/16/61	40,875	25,881
Series 2023-19 IO, 2.500% due 2/20/51(b)	215,485	28,687
Series 2023-55 CG, 7.466% due 7/20/51(a),(e)	102,866	113,264
Series 2023-56 0.000% due 7/20/52(c)(d)	95,375	84,643
Series 2023-59 YC, 6.933% due 9/20/51(a),(e)	73,279	80,019
Series 2023-63 MA, 3.500% due 5/20/50	44,294	40,093
	Principal Amount	Value

United States Government Agency Mortgage-Backed Securities (continued)

Mortgage Securities (continued)
Series 2023-86 SE, 1.582% (SOFR30A + 6.65%), due 9/20/50(a)(b)	$98,878	$12,256
		3,214,112
Total United States Government Agency Mortgage-Backed Securities
(Cost $4,034,438)		3,983,491

Shares	Value

Short-Term Investment — 2.2%

Money Market Funds — 2.2%

Dreyfus Government Cash Management Fund, Institutional Shares, 5.20%(h)(i)	195,776	195,776
Dreyfus Government Cash Management Fund, Institutional Shares, 5.20%(h)	341,881	341,881
Total Short-Term Investment (Cost $537,656)		537,657
Total Investments — 99.9%
(Cost $24,292,372)		23,880,220
Other Assets and Liabilities, Net — 0.1%		14,450
Net Assets — 100.0%		$23,894,670

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2023.
(b)	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
(c)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(d)	A principal only security is the principal only portion of a fixed income security, which is separated and sold individually from the interest portion of the security.
(e)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(f)	Less than 0.05%.
(g)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $190,758; total market value of collateral held by the Fund was $195,776.
(h)	Reflects the 7-day yield at July 31, 2023.
(i)	Represents security purchased with cash collateral received for securities on loan.

Abbreviations
CMT	- Constant Maturity Treasury Index
FREMF	- Freddie MAC Multifamily Securities
LIBOR	- London InterBank Offered Rate
SOFR	- Secured Financing Overnight Rate

Schedule of Investments ─ IQ MacKay Multi-Sector Income ETF (continued)

July 31, 2023 (unaudited)

Open futures contracts outstanding at July 31, 2023:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at July 31, 2023	Unrealized Appreciation (Depreciation)
U.S. 10 year Note (CBT)	Citigroup Global Markets Inc.	September 2023	14	$1,599,524	$1,559,687	$(39,837)
U.S. 10 Year Ultra Note	Citigroup Global Markets Inc.	September 2023	15	1,793,360	1,754,766	(38,594)
U.S. 5 year Note (CBT)	Citigroup Global Markets Inc.	September 2023	(1)	(107,716)	(106,820)	896
U.S. Long Bond (CBT)	Citigroup Global Markets Inc.	September 2023	6	762,038	746,625	(15,413)
U.S. Ultra Bond (CBT)	Citigroup Global Markets Inc.	September 2023	2	273,983	264,437	(9,546)
						$(102,494)

CBT — Chicago Board of Trade

Cash posted as collateral to broker for futures contracts was $104,539 at July 31, 2023.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(j)
Collateralized Mortgage Obligations	$—	$2,439,544	$—	$2,439,544
Commercial Asset-Backed Securities	—	1,943,463	—	1,943,463
Commercial Mortgage-Backed Securities	—	1,531,464	—	1,531,464
Corporate Bonds	—	6,756,984	—	6,756,984
Foreign Bonds	—	2,796,041	—	2,796,041
Municipal Bonds	—	1,105,772	—	1,105,772
U.S. Treasury Bonds	—	1,364,498	—	1,364,498
U.S. Treasury Notes	—	1,421,306	—	1,421,306
United States Government Agency Mortgage-Backed Securities	—	3,983,491	—	3,983,491
Short-Term Investment:
Money Market Fund	537,657	—	—	537,657
Total Investments in Securities	537,657	23,342,563	—	23,880,220
Other Financial Instruments:(k)
Futures Contracts	896	—	—	896
Total Investments in Securities and Other Financial Instruments	$538,553	$23,342,563	$—	$23,881,116
Liability Valuation Inputs
Other Financial Instruments:(k)
Futures Contracts	$(103,390)	$—	$—	$(103,390)

(j)	For a complete listing of investments and their states, see the Schedule of Investments.
(k)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended July 31, 2023 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.